Redeemable Convertible Preference Shares - Schedule of Fair Value of a Similar Liability on Initial Recognition (Details)	Oct. 23, 2024	Sep. 18, 2024	Jun. 06, 2024	Mar. 20, 2024	Jan. 10, 2024	Dec. 22, 2023
Schedule Of Fair Value Of ASimilar Liability On Initial Recognition Abstract
Credit spread	5.63%	6.58%	7.22%	7.86%	7.84%	7.60%
Risk free rate	4.07%	3.62%	4.74%	4.64%	4.38%	4.32%
Country risk premium	1.19%	1.19%	1.31%	1.31%	1.31%	1.31%
Liquidity premium	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Credit rating	B to below CCC	B to below CCC	B to below CCC	B to below CCC	B to below CCC	B to below CCC